CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ 177,794	$ 2,301,928	$ 1,911,142	$ 7,974,313
Adjustments to reconcile net income to net cash used in operating activities:
Investment income on Trust Account	(1,410,028)	(2,461,634)	(2,048,296)	(8,972,545)
General and administrative expenses paid by related parties			5,000
Changes in operating assets and liabilities:
Prepaid expenses	(18,312)	(9,768)	(321,529)	185,216
Accounts payable	149,925	(91,692)	30,112	(103,458)
Accrued expenses	1,070,491	25,157	7,500	436,837
Accrued expenses - related parties	30,000	30,000	26,774	120,000
Net cash used in operating activities	(130)	(206,009)	(389,297)	(359,637)
Cash Flows from Investing Activities
Cash deposited in Trust Account			(440,000,000)
Net Cash used in investing activities			(440,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000		25,000
Proceeds received from note payable to related parties			150,000
Repayment of note payable and general and administrative expenses paid by related parties			(155,000)
Proceeds received from initial public offering			440,000,000
Proceeds received from private placement			10,800,000
Payment of offering costs			(9,485,813)
Net cash provided by financing activities			441,334,187
Net decrease in cash	(130)	(206,009)	944,890	(359,637)
Cash - beginning of the period	585,253	944,890		944,890
Cash - end of the period	585,123	738,881	944,890	585,253
Supplemental disclosure of noncash financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$ 177,793	$ 2,301,930	422,715,321	$ 7,974,314
Deferred legal fees and underwriting commissions in connection with the initial public offering			15,450,000
Offering costs included in accounts payable			$ 85,000